ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS

8. ASSET RETIREMENT OBLIGATIONS

Asset retirement obligation activity for the year ended December 31, 2022, was as follows:

December 31,
2022
Beginning balance	$-
Liabilities incurred	3,000
Accretion expense	-
Ending balance	$3,000